Transfer of financial assets, assets pledged and received as collateral - Schedule of transfer of financial assets not qualifying for derecognition (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Sale and repurchase, equity
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Associated liabilities at carrying amount	€ 11,010	€ 6,245
Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Associated liabilities at carrying amount	9,467	8,932
Financial assets at fair value through profit or loss | Securities lending, equity
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	3,894	2,087
Financial assets at fair value through profit or loss | Sale and repurchase, equity
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	7,357	6,357
Financial assets at fair value through profit or loss | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	11,780	7,178
Financial assets at FVOCI | Securities lending, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	328	499
Financial assets at FVOCI | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	470	453
Loans and advances to customers | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	2,396	4,637
Securities at amortised cost | Securities lending, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	431	435
Securities at amortised cost | Sale and repurchase, debt
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets at carrying amount	€ 465	€ 261